FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 60,322,000,000		$ 60,322,000,000		$ 72,738,000,000
Fair value gains (losses)	(72,000,000)	$ 424,000,000	(172,000,000)	$ 594,000,000
Forward starting interest rate swap
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	(63,000,000)	14,000,000	(93,000,000)	53,000,000
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings	$ 0	$ 17,000,000	$ 2,000,000	$ 17,000,000